Short-Term Borrowings and Long-Term Debt - Long-term debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long Term Debt
Long-term debt	$ 3,123	$ 6,238
Federal Home Loan Bank of Pittsburgh
Long Term Debt
Long-term debt	$ 3,123	6,238
Federal Home Loan Bank of Pittsburgh | Mid-term Repo-fixed Maturing On 06/28/2021
Long Term Debt
Fixed interest rate (as a percent)	1.88%
Long-term debt	$ 3,123
Federal Home Loan Bank of Pittsburgh | Mid-term Repo-fixed Maturing On 08/10/2020
Long Term Debt
Fixed interest rate (as a percent)	2.76%
Long-term debt		5,000
Federal Home Loan Bank of Pittsburgh | Acquisition Purchase Note maturing On 04/01/2020
Long Term Debt
Fixed interest rate (as a percent)	3.00%
Long-term debt		1,238
Federal Home Loan Bank of Pittsburgh | Letters of credit
Long Term Debt
Proceeds from long term debt	$ 102,800
Maximum borrowing capacity	$ 507,300	$ 437,200